                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Basswood Partners, L.L.C.
Address:      645 Madison Avenue, 10th Floor
              New York, New York 10022

Form 13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:


/s/Matthew Lindenbaum   New York, New York     8/2/01
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     84

Form 13F Information Table Value Total:     $705,123,289


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Basswood Capital Management, LLC

         2         28-                      Bennett Lindenbaum

         3         28-                      Matthew Lindenbaum

















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
                                                        BASSWOOD PARTNERS
                                                       COMBINATION REPORT
                                                          June 30, 2001

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   SEE          SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  INSTR. V     OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----


American
  Express Co. (AXP)    Common    025816109   1,645,275      42,404         X                      1,2,3             X
Astoria Financial
  Corp.(ASFC)          Common    046265104  21,358,810     388,342         X                      1,2,3             X
Banc One Corp. (ONE)   Common    06423A103  20,962,046     585,532         X                      1,2,3             X
Bank of New York (BK)  Common    064057102   2,790,336      58,132         X                      1,2,3             X
Bay View Capital
  Corp. (BVC)          Common    07262L101     695,580      92,992         X                      1,2,3             X
Bear Stearns (BSC)     Common    073902108  31,523,032     534,560         X                      1,2,3             X
Blyth Inc. (BTH)       Common    09643P108     834,212      32,447         X                      1,2,3             X
Capital One Financial
  Corp. (COF)          Common    14040H105   1,543,569      25,662         X                      1,2,3             X
Carnival Corp. (CCL)   Common    143658102   1,636,985      53,322         X                      1,2,3             X
Citigroup Inc. (C)     Common    172967101  21,307,607     403,248         X                      1,2,3             X
City National
  Corp. (CYN)          Common    178566105  14,193,085     320,458         X                      1,2,3             X
Comerica, Inc. (CMA)   Common    200340107  22,238,450     386,084         X                      1,2,3             X
Community State
  Bank (TNEK)          Common    204136105     603,068      54,700         X                      1,2,3             X
Countrywide
  Credit (CCR)         Common    222372104   7,593,415     165,506         X                      1,2,3             X
Crossman Communities
  Inc (CROS)           Common    22764E109     676,873      17,054         X                      1,2,3             X
D. R. Horton,
  Inc. (DHI)           Common    23331A109  19,542,547     860,905         X                      1,2,3             X
Dime Bancorp (DME)     Common    25429Q102   6,029,881     161,876         X                      1,2,3             X
E*Trade Group,
  Inc. (ET)            Common    269246104     698,690     108,324         X                      1,2,3             X
Eaton Vance Corp. (EV) Common    278265103   2,113,961      60,746         X                      1,2,3             X
Edwards A G Inc. (AGE) Common    281760108  28,081,800     624,040         X                      1,2,3             X
Ethan Allen
  Interiors Inc. (ETH) Common    297602104     409,175      12,590         X                      1,2,3             X




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Family Dollar
  Stores, Inc. (FDO)   Common    307000109     523,083      20,409         X                      1,2,3             X
Fastenal Co (FAST)     Common    311900104   1,706,185      27,528         X                      1,2,3             X
Federated
  Investors Inc. (FII) Common    314211103  10,606,873     329,406         X                      1,2,3             X
Fidelity National
  Financial Inc. (FNF) Common    316326107  24,488,821     996,696         X                      1,2,3             X
Fifth Third
  Bancorp (FITB)       Common    316773100   5,621,100      93,607         X                      1,2,3             X
Financial Federal
  Corp. (FIF)          Common    317492106   8,016,371     276,904         X                      1,2,3             X
Finova Corp. (FNV)     Common    317928109     343,774      92,912         X                      1,2,3             X
First American
  Corp. (FAF)          Common    318522307     192,449      10,161         X                      1,2,3             X
First Union
  Corp. (FTU)          Common    337358105     968,607      27,722         X                      1,2,3             X
Fleetboston
  Financial
  Corp. (FBF)          Common    339030108  13,991,583     354,666         X                      1,2,3             X
Franklin Resources
  Inc. (BEN)           Common    354613101   7,578,139     165,570         X                      1,2,3             X
Freddie Mac (FRE)      Common    313400301  21,267,054     312,521         X                      1,2,3             X
G&K Services
  Inc. (GKSRA)         Common    361268105   1,227,313      45,625         X                      1,2,3             X
Gannett Inc. (GCI)     Common    364730101     741,177      11,247         X                      1,2,3             X
Golden State
  Bancorp (GSB)        Common    381197102   1,820,157      59,096         X                      1,2,3             X
Golden West Financial
  Corp. (GDW)          Common    381317106   3,209,687      49,964         X                      1,2,3             X
Goldman Sachs
  & Co. (GS)           Common    38141G104   8,062,626      93,970         X                      1,2,3             X
Home Depot Inc. (HD)   Common    437076102     235,450       5,058         X                      1,2,3             X
Household
  International (HI)   Common    441815107     807,670      12,109         X                      1,2,3             X
Intimate Brands
  Inc. (IBI)           Common    461156101     879,289      58,347         X                      1,2,3             X
Investors Financial
  Services Corp (IFIN) Common    461915100   1,057,126      15,778         X                      1,2,3             X
JLG Industries
  Inc. (JLG)           Common    466210101     656,094      53,125         X                      1,2,3             X
John Nuveen Co. (JNC)  Common    478035108   6,143,126     108,440         X                      1,2,3             X
Lehman Brothers
  Holdings, Inc. (LEH) Common    524908100   4,127,165      53,433         X                      1,2,3             X
LNR Property
  Corp. (LNR)          Common    501940100  10,152,240     290,064         X                      1,2,3             X
Lowe's Companies
  (LOW)                Common    548661107     542,529       7,478         X                      1,2,3             X
M&T Bank
  Corporation (MTB)    Common    55261F104   2,335,366      30,932         X                      1,2,3             X
Masco Corp. (MAS)      Common    574599106   1,400,106      56,094         X                      1,2,3             X
MBNA Corp. (KRB)       Common    55262L100  23,809,731     721,507         X                      1,2,3             X


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

McDonalds
  Corporation (MCD)    Common    580135101   1,069,492      39,523         X                      1,2,3             X
Mellon Financial
  Corp. (MEL)          Common    58551A108  13,135,155     293,130         X                      1,2,3             X
Merrill Lynch
  Co. (MER)            Common    590188108  16,774,386     283,112         X                      1,2,3             X
Mohawk Inds.
  Inc. (MHK)           Common    608190104   1,084,934      30,822         X                      1,2,3             X
Moody's Corp. (MCO)    Common    615369105  27,696,728     826,768         X                      1,2,3             X
Morgan Stanley
  Dean Witter (MWD)    Common    617446448   3,112,265      48,455         X                      1,2,3             X
National City
  Corp. (NCC)          Common    635405103     360,988      11,728         X                      1,2,3             X
NCI Building
  Systems Inc. (NCS)   Common    628852105     275,028      15,070         X                      1,2,3             X
Northern Trust
  Corp. (NTRS)         Common    665859104   7,862,125     125,794         X                      1,2,3             X
Pacific Capital
  Bancorp (SABB)       Common    69404P101   1,689,553      55,486         X                      1,2,3             X
Plexus Corp. (PLXS)    Common    729132100     538,758      16,326         X                      1,2,3             X
PNC Bancorp (PNC)      Common    693475105   2,631,600      40,000         X                      1,2,3             X
Pro Business
  Services Inc. (PRBZ) Common    742674104   5,120,991     192,881         X                      1,2,3             X
Providian Financial
  Corp. (PVN)          Common    74406A102  21,326,800     360,250         X                      1,2,3             X
Raymond James
  Financial,
  Inc. (RJF)           Common    754730109  10,859,481     354,885         X                      1,2,3             X
Robert Half
  Intl Inc. (RHI)      Common    770323103     721,785      28,999         X                      1,2,3             X
Ross Stores
  Inc. (ROST)          Common    778296103     674,193      28,150         X                      1,2,3             X
SEI Investments
  Company (SEIC)       Common    784117103   4,537,839      95,735         X                      1,2,3             X
Southern Pacific
  Funding
  Corp. (SFCFQ)        Common    843576109         650     162,529         X                      1,2,3             X
Southtrust Corp (SOTR) Common    844730101   6,409,000     246,500         X                      1,2,3             X
Sovereign Bancorp(SOV) Common    845905108  18,217,849   1,401,373         X                      1,2,3             X
State Street
  Corp. (STT)          Common    857477103  20,650,197     417,260         X                      1,2,3             X
Summit Bancorp (SUB)   Common    866005101  25,526,256     607,768         X                      1,2,3             X
TCF Financial
  Corp. (TCB)          Common    872275102   6,315,758     136,380         X                      1,2,3             X
Tiffany & Co. (TIF)    Common    886547108   1,146,906      31,665         X                      1,2,3             X
UnionBancal
  Corp. (UB)           Common    908906100   1,646,885      48,869         X                      1,2,3             X






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

United Companies
  Financial
  Corp. (UCFNQ)        Common    909870107       1,954     150,305         X                      1,2,3             X
United Parcel
  Service (UPS)        Common    911312106   1,336,625      23,125         X                      1,2,3             X
US Bancorp (USB)       Common    902973304  27,343,780   1,199,815         X                      1,2,3             X
Wachovia Corp. (WB)    Common    929771103   1,367,503      19,220         X                      1,2,3             X
Washington Mutual (WM) Common    939322103  22,265,449     592,955         X                      1,2,3             X
Wells Fargo
  & C0. (WFC)          Common    949746101  37,943,107     817,211         X                      1,2,3             X
Westamerica
  Banc (WABC)          Common    957090103   8,311,619     211,761         X                      1,2,3             X

Total                                     $705,123,289  19,944,711






































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